Material accounting policies (Tables)	12 Months Ended
Mar. 31, 2024
Text block 1 [Abstract]
Disclosure of new accounting standards and interpretations not yet adopted
Toyota is currently evaluating the impact of the adoption of these standards and interpretations on Toyota’s consolidated financial statements.

Standards	Standards names	Mandatory adoption (from fiscal years beginning on or after)	Reporting periods in which Toyota is scheduled to adopt the standards	Overview of new or amended standards and interpretations
IFRS 18	Presentation and disclosure in financial statements	January 1, 2027	Fiscal year ending March 31, 2028
Improved comparability in the statement of profit or loss (income statement)

Enhanced transparency of management-defined performance measures

More useful grouping of information in the financial statements